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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07701
-----------------------------------------------------------------

                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE LIFESTYLE CONSERVATIVE ALLOCATION

SCHEDULE OF INVESTMENTS - DECEMBER 31,2006 (UNAUDITED)

                                             NUMBER OF
                                                SHARES                VALUE
---------------------------------------------------------------------------
EQUITY - 97.2%
---------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                  75,390           $  898,652
GE International Equity Fund (Class Y)          11,840              247,100
GE Small-Cap Value Equity Fund (Class Y)         6,270               96,499
GE U.S. Equity Fund (Class Y)                   19,080              534,438
                                                                  1,776,689

---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.7%
---------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.56%                                           48,280               48,280

TOTAL INVESTMENTS                                                 1,824,969
 (COST $1,772,566)

OTHER ASSETS AND LIABILITIES - 0.1%                                   2,457

                                                                 ----------
NET ASSETS - 100.0%                                              $1,827,426
                                                                 ==========

GE LIFESTYLE MODERATE ALLOCATION

SCHEDULE OF INVESTMENTS - DECEMBER 31,2006 (UNAUDITED)

                                            NUMBER OF
                                               SHARES                   VALUE
-----------------------------------------------------------------------------
EQUITY - 99.2%
-----------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                215,979              $2,574,467
GE International Equity Fund (Class Y)         80,612               1,682,367
GE Small-Cap Value Equity Fund (Class Y)       58,821                 905,252
GE U.S. Equity Fund (Class Y)                 100,413               2,812,559
                                                                    7,974,645

-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.8%
-----------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.56%                                          65,431                  65,431

TOTAL INVESTMENTS                                                   8,040,076
 (COST $7,120,446)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - 0.0% *                                                   (1,573)

                                                                   ----------
NET ASSETS - 100.0%                                                $8,038,503
                                                                   ==========


* Less than 0.1%.

GE LIFESTYLE AGGRESIVE ALLOCATION

SCHEDULE OF INVESTMENTS - DECEMBER 31,2006
(UNAUDITED)

                                            NUMBER OF
                                               SHARES                  VALUE
-----------------------------------------------------------------------------
EQUITY - 98.3%
-----------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                159,896             $ 1,905,966
GE International Equity Fund (Class Y)        138,487               2,890,229
GE Small-Cap Value Equity Fund (Class Y)      142,691               2,196,022
GE U.S. Equity Fund (Class Y)                 138,817               3,888,275
                                                                   10,880,492

-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.7%
-----------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.56%                                         183,853                 183,853

TOTAL INVESTMENTS                                                  11,064,345
 (COST $9,746,068)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - 0.0% *                                                     (423)

                                                                  -----------
NET ASSETS - 100.0%                                               $11,063,922
                                                                  ===========


* Less than 0.1%.

GE LIFESTYLE CONSERVATIVE STRATEGY

SCHEDULE OF INVESTMENTS - DECEMBER 31,2006 (UNAUDITED)

                                                 NUMBER OF
                                                    SHARES             VALUE
------------------------------------------------------------------------------
EQUITY - 97.8%
------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                     141,916         $1,691,641
GE International Equity Fund (Class A)              22,418            463,607
GE Small-Cap Value Equity Fund (Class A)            11,869            178,977
GE U.S. Equity Fund (Class A)                       35,673          1,004,194
                                                                    3,338,419

------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
------------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.56%                                               85,893             85,893

TOTAL INVESTMENTS                                                   3,424,312
 (COST $3,282,572)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (0.3)%                                                          (11,782)

                                                                   ----------
NET ASSETS - 100.0%                                                $3,412,530
                                                                   ==========

GE LIFESTYLE MODERATE STRATEGY

SCHEDULE OF INVESTMENTS - DECEMBER 31,2006 (UNAUDITED)

                                              NUMBER OF
                                                 SHARES                VALUE
----------------------------------------------------------------------------
EQUITY - 99.1%
----------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                  542,389          $ 6,465,273
GE International Equity Fund (Class A)          205,506            4,249,873
GE Small-Cap Value Equity Fund (Class A)        151,559            2,285,515
GE U.S. Equity Fund (Class A)                   252,019            7,094,340
                                                                  20,095,001

----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.9%
----------------------------------------------------------------------------

GEI Short Term Investment Fund
5.56%                                           180,161              180,161

TOTAL INVESTMENTS                                                 20,275,162
 (COST $17,896,443)

OTHER ASSETS AND LIABILITIES - 0.0% *                                  8,149

                                                                 -----------
NET ASSETS - 100.0%                                              $20,283,311
                                                                 ===========


* Less than 0.1%.

GE LIFESTYLE AGGRESIVE STRATEGY

SCHEDULE OF INVESTMENTS - DECEMBER 31,2006 (UNAUDITED)

                                              NUMBER OF
                                                 SHARES                   VALUE
-------------------------------------------------------------------------------
EQUITY - 97.4%
-------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                  149,048             $ 1,776,650
GE International Equity Fund (Class A)          130,652               2,701,880
GE Small-Cap Value Equity Fund (Class A)        136,129               2,052,821
GE U.S. Equity Fund (Class A)                   128,543               3,618,499
                                                                     10,149,850

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
-------------------------------------------------------------------------------

GEI Short-Term Investment Fund
5.56%                                           260,716                 260,716

TOTAL INVESTMENTS                                                    10,410,566
 (COST $9,069,531)

OTHER ASSETS AND LIABILITIES - 0.1%                                       9,338

                                                                    -----------
NET ASSETS - 100.0%                                                 $10,419,904
                                                                    ===========



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Lifestyle Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  February 27, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Lifestyle Funds

Date:  February 27, 2007